UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-06044

Morgan Stanley European Equity Fund Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	October 31,

Date of reporting period:	July 31, 2016

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley European Equity Fund Inc.

Portfolio of Investments • July 31, 2016 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (98.5%)
	Denmark (3.4%)
	Pharmaceuticals
70,357	Novo Nordisk A/S, Series B	$4,008,738
	France (15.9%)
	Aerospace & Defense
46,402	Airbus Group SE	2,730,311
	Banks
52,457	BNP Paribas SA	2,601,286
	Electrical Equipment
49,597	Schneider Electric SE	3,244,903
	Hotels, Restaurants & Leisure
58,777	Accor SA	2,459,298
	Insurance
137,843	AXA SA	2,809,399
	Media
36,062	Publicis Groupe SA	2,685,134
	Multi-Utilities
141,390	Suez	2,294,445
	Total France	18,824,776
	Germany (10.4%)
	Automobiles
35,468	Daimler AG (Registered)	2,411,710
	Health Care Providers & Services
39,749	Fresenius SE & Co., KGaA	2,968,108
	Industrial Conglomerates
31,594	Siemens AG (Registered)	3,430,483
	Software
39,824	SAP SE	3,491,068
	Total Germany	12,301,369
	Ireland (2.6%)
	Construction Materials
100,992	CRH PLC	3,102,178
	Italy (1.2%)
	Capital Markets
89,109	Azimut Holding SpA	1,400,712
	Netherlands (12.4%)
	Banks
201,583	ING Groep N.V. CVA	2,253,699
	Diversified Telecommunication Services
747,697	Koninklijke KPN N.V.	2,460,129
	Media
189,531	RELX N.V.	3,427,414
	Personal Products
75,003	Unilever N.V. CVA	3,474,465
	Semiconductors & Semiconductor Equipment
28,083	ASML Holding N.V.	3,106,400
	Total Netherlands	14,722,107
	Spain (3.4%)
	Banks
112,523	Banco Bilbao Vizcaya Argentaria SA	657,309
	Information Technology Services
72,532	Amadeus IT Holding SA, Class A (a)	3,405,409
	Total Spain	4,062,718

	Sweden (1.4%)
	Machinery
160,129	Volvo AB, Class B	1,706,645
	Switzerland (17.3%)
	Food Products
82,460	Nestle SA (Registered)	6,610,753
	Insurance
11,141	Zurich Insurance Group AG (b)	2,677,197
	Pharmaceuticals
59,340	Novartis AG (Registered)	4,916,428
19,450	Roche Holding AG (Genusschein)	4,966,854
		9,883,282
	Textiles, Apparel & Luxury Goods
5,051	Swatch Group AG (The)	1,324,246
	Total Switzerland	20,495,478
	United Kingdom (30.5%)
	Banks
862,073	Barclays PLC	1,763,277
2,993,130	Lloyds Banking Group PLC	2,105,408
		3,868,685
	Diversified Telecommunication Services
222,728	BT Group PLC	1,218,429
	Household Products
40,993	Reckitt Benckiser Group PLC	3,972,344
	Insurance
193,373	Prudential PLC	3,416,525
	Oil, Gas & Consumable Fuels
739,972	BP PLC	4,180,210
154,385	Royal Dutch Shell PLC, Class A	3,971,996
		8,152,206
	Pharmaceuticals
144,261	GlaxoSmithKline PLC	3,222,767
	Tobacco
78,066	British American Tobacco PLC	4,984,501
67,449	Imperial Brands PLC	3,555,886
		8,540,387
	Wireless Telecommunication Services
1,275,972	Vodafone Group PLC	3,876,376
	Total United Kingdom	36,267,719
	Total Common Stocks (Cost $98,450,253)	116,892,440

NUMBER OF SHARES (000)
Short-Term Investments (3.3%)
Securities held as Collateral on Loaned Securities (2.2%)
Investment Company (1.7%)
2,026	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (c)	2,026,413

PRINCIPAL AMOUNT (000)		VALUE
	Repurchase Agreements (0.5%)
$295	Barclays Capital, Inc. (0.33%, dated 07/29/16, due 08/01/16; proceeds $295,518; fully collateralized by various U.S. Government obligations; 0.63% - 3.38% due 01/15/24 - 05/15/45; valued at $301,420)	295,509
202	Merrill Lynch & Co., Inc. (0.35%, dated 07/29/16, due 08/01/16; proceeds $202,197; fully collateralized by a U.S. Government agency security; 4.00% due 03/20/46; valued at $206,235)	202,191
		497,700
	Total Securities held as Collateral on Loaned Securities (Cost $2,524,113)	2,524,113

NUMBER OF SHARES (000)
	Investment Company (1.1%)
1,352	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (c) (Cost $1,351,966)		1,351,966
	Total Short-Term Investments (Cost $3,876,079)		3,876,079

	Total Investments (Cost $102,326,332) (d)	101.8%	120,768,519
	Liabilities in Excess of Other Assets	(1.8)	(2,091,237)
	Net Assets	100.0%	$118,677,282

CVA	Certificaten Van Aandelen.
(a)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at July 31, 2016 were $2,553,941 and $2,524,113, respectively. The Fund received cash collateral of $2,524,113, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(b)	Non-income producing security.
(c)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended July 31, 2016, advisory fees paid were reduced by $1,011 relating to the Fund’s investment in the Liquidity Funds.

(d)

At July 31, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $28,413,781 and the aggregate gross unrealized depreciation is $9,971,594 resulting in net unrealized appreciation of $18,442,187.

Morgan Stanley European Equity Fund Inc.

Summary of Investments • July 31, 2016 (unaudited)

			PERCENT OF
			TOTAL
INDUSTRY	VALUE		INVESTMENTS
Pharmaceuticals	$17,114,787		14.5%
Banks	9,380,979		7.9
Insurance	8,903,121		7.5
Tobacco	8,540,387		7.2
Oil, Gas & Consumable Fuels	8,152,206		6.9
Food Products	6,610,753		5.6
Media	6,112,548		5.2
Household Products	3,972,344		3.4
Wireless Telecommunication Services	3,876,376		3.3
Diversified Telecommunication Services	3,678,558		3.1
Software	3,491,068		3.0
Personal Products	3,474,465		2.9
Industrial Conglomerates	3,430,483		2.9
Information Technology Services	3,405,409		2.9
Electrical Equipment	3,244,903		2.8
Semiconductors & Semiconductor Equipment	3,106,400		2.6
Construction Materials	3,102,178		2.6
Health Care Providers & Services	2,968,108		2.5
Aerospace & Defense	2,730,311		2.3
Hotels, Restaurants & Leisure	2,459,298		2.1
Automobiles	2,411,710		2.0
Multi-Utilities	2,294,445		1.9
Machinery	1,706,645		1.4
Capital Markets	1,400,712		1.2
Investment Company	1,351,966		1.2
Textiles, Apparel & Luxury Goods	1,324,246		1.1
	$118,244,406	+	100.0%

+   Does not reflect the value of securities held as collateral on loaned securities.

Morgan Stanley European Equity Fund Inc.

Notes to Portfolio of Investments • July 31, 2016 (unaudited)

Valuation of Investments - (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day, and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on relevant exchanges;  (2) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers.  In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) or Morgan Stanley Investment Management Limited (the “Sub-Adviser”), each a wholly owned subsidiary of Morgan Stanley, determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors (the “Directors”). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the New York Stock Exchange (“NYSE”). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (4) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (5) certain portfolio securities may be valued by an outside pricing service approved by the Directors; (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value (“NAV”) as of the close of each business day; and (7) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities’ market value, in which case these securities will be valued at their fair market value determined by the Adviser.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Fund’s Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund’s Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2016.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Common Stocks
Aerospace & Defense	$2,730,311	$—	$—	$2,730,311
Automobiles	2,411,710	—	—	2,411,710
Banks	9,380,979	—	—	9,380,979
Capital Markets	1,400,712	—	—	1,400,712
Construction Materials	3,102,178	—	—	3,102,178
Diversified Telecommunication Services	3,678,558	—	—	3,678,558
Electrical Equipment	3,244,903	—	—	3,244,903
Food Products	6,610,753	—	—	6,610,753
Health Care Providers & Services	2,968,108	—	—	2,968,108
Hotels, Restaurants & Leisure	2,459,298	—	—	2,459,298
Household Products	3,972,344	—	—	3,972,344
Industrial Conglomerates	3,430,483	—	—	3,430,483
Information Technology Services	3,405,409	—	—	3,405,409
Insurance	8,903,121	—	—	8,903,121
Machinery	1,706,645	—	—	1,706,645
Media	6,112,548	—	—	6,112,548
Multi-Utilities	2,294,445	—	—	2,294,445
Oil, Gas & Consumable Fuels	8,152,206	—	—	8,152,206
Personal Products	3,474,465	—	—	3,474,465
Pharmaceuticals	17,114,787	—	—	17,114,787
Semiconductors & Semiconductor Equipment	3,106,400	—	—	3,106,400
Software	3,491,068	—	—	3,491,068
Textiles, Apparel & Luxury Goods	1,324,246	—	—	1,324,246
Tobacco	8,540,387	—	—	8,540,387
Wireless Telecommunication Services	3,876,376	—	—	3,876,376
Total Common Stocks	116,892,440	—	—	116,892,440
Short-Term Investments
Investment Company	3,378,379	—	—	3,378,379
Repurchase Agreements	—	497,700	—	497,700
Total Short-Term Investments	3,378,379	497,700	—	3,876,079
Total Assets	$120,270,819	$497,700	$—	$120,768,519

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of July 31, 2016, the Fund did not have any investments transfer between investment levels.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley European Equity Fund Inc.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
September 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
September 22, 2016

/s/ Francis Smith
Francis Smith
Principal Financial Officer
September 22, 2016